Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	CIM REAL ESTATE FINANCE TRUST, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001498547
Amendment Flag	false